Financial Instruments - Pre-tax Gains (Losses) on Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives Designated as Hedging Instruments:
Cash Flow Hedges
Foreign exchange contracts, reclassified from accumulated other comprehensive income (effective portion)	$ 2	$ 48	$ (72)
Interest rate derivatives, reclassified from accumulated other comprehensive income (effective portion)	1	5	13
Derivatives Designated as Hedging Instruments: | Interest Expense
Fair Value Hedges
Interest rate derivatives	9	(12)	(33)
Gains/(losses) on hedged items	(9)	12	33
Cash Flow Hedges
Foreign exchange contracts, reclassified from accumulated other comprehensive income (effective portion)	(4)	0	(4)
Derivatives Designated as Hedging Instruments: | Net sales
Cash Flow Hedges
Foreign exchange contracts, reclassified from accumulated other comprehensive income (effective portion)	(7)	6	55
Derivatives Designated as Hedging Instruments: | Cost of Goods Sold
Cash Flow Hedges
Foreign exchange contracts, reclassified from accumulated other comprehensive income (effective portion)	15	(47)	(4)
Derivatives Designated as Hedging Instruments: | Other, Net
Cash Flow Hedges
Foreign exchange contracts, reclassified from accumulated other comprehensive income (effective portion)	20	10	(5)
Derivatives Not Designated as Hedging Instruments: | Other, Net
Not Designated as Hedges
Foreign exchange contracts	$ 68	$ (3)	$ (231)